REVENUE AND OTHER OPERATING INCOME - Schedule of Lease and Non-Lease Components of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	$ 1,200,069	$ 428,131
Non-lease	457,472	479,812
Total	1,657,541	907,943
Voyage charter revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	1,070,209	399,467
Non-lease	435,941	461,916
Total	1,506,150	861,383
Time charter revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	129,860	28,664
Non-lease	14,560	13,153
Total	144,420	41,817
Administrative income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	0	0
Non-lease	6,971	4,743
Total	$ 6,971	$ 4,743